Aggregate Annual Maturities of Long-Term Indebtedness (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Disclosure [Line Items]
2013	¥ 16
2014	7
2015	3
2016	1
2017	1
2018 and after
Total	¥ 28